RESTRICTED ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of restricted assets [abstract]
RESTRICTED ASSETS	RESTRICTED ASSETSAs of the date of these consolidated financial statements, the Group has judicial deposits for 36,326, which are disclosed in other current and non-current receivables.